Commitments (Details) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Minimum Lease Payments [Abstract]
2013	$ 1,052
2014	1,141
2015	1,159
2016	1,159
2017	1,166
Thereafter	91,434
Total	$ 97,111